Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 2,435		$ 2,147
Warranty and campaign programs	939	$ 935	908	$ 903	$ 951	$ 1,020
Marketing and sales incentive programs	1,186		1,166
Tax payables	694		528
Accrued expenses and deferred income	624		595
Accrued employee benefits	625		572
Legal reserves and other provisions	950		389
Contract reserve	388		396
Restructuring reserve	37		51
Other	644		736
Total	$ 8,522		$ 7,488